Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014	Jun. 28, 2013
Income Tax Disclosure [Abstract]
Estimated additional federal tax expense as a result of examination	$ 795
Net undistributed earnings from foreign subsidiaries	12,000
Tax liability for undistributed earnings	4,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	128	$ (38)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease) as a result of acquisition	103
Net Operating Loss benefits related to stock-based compensation deductions	119	90
Benefit Generated From Stock Based Compensation Deductions	34
Excess tax benefits from employee stock plans	$ 7	19	$ 60
Expiration date of tax holidays in Malaysia, Philippines, Singapore and Thailand	2016 through 2029
Tax holidays and incentives increase net earnings	$ 500	$ 641	$ 905
Tax holidays and incentives increase net earnings, shares	$ 2.07	$ 2.70	$ 3.74
Federal net operating loss carryforwards	$ 848
State net operating loss carryforwards	612
Federal and state tax credit carryforwards	$ 664
NOL carryforwards available to offset future federal taxable income expiration period	2018 to 2035
NOL Carryforwards available to offset future state taxable income expiration period	2017 to 2036
Credit carryforwards available to offset future taxable income	$ 200
Credit carryforwards available to offset future taxable income expiration period	2017 to 2036
Reduction in ultimately realized amount of HGSTs NOL	$ 483
Reduction in ultimately realized amount of credits	32
Unrecognized Tax Benefits	491	$ 350	$ 300	$ 240
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	75	$ 55	$ 44
Unrecognized tax benefits as a result of acquisition	$ 120